Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do no currently grant stock options or option-like equity awards to our employees or directors, therefore we do not currently have a formal practice or policy with respect to the grant of stock options or option-like awards.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we do not currently have a formal practice or policy with respect to the grant of stock options or option-like awards.
MNPI Disclosure Timed for Compensation Value	false